Amounts receivable - Schedule of amounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables	$ 3,412	$ 5,471
Current taxes recoverable - Brazil	7,272	4,171
Current taxes recoverable - Other	50	71
Other receivables	331	28
Total	$ 11,065	$ 9,741